PGIM Enhanced Retirement Spending Fund
Schedule of Investments (unaudited) as of June 30, 2024
Description	Shares		Value
Long-Term Investments 99.9%
Affiliated Exchange-Traded Fund 3.0%
PGIM Active High Yield Bond ETF		4,524	$156,033
(cost $155,967)
Affiliated Mutual Funds — 93.0%
Domestic Equity — 39.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)		11,336	157,565
PGIM Quant Solutions Large-Cap Index Fund (Class R6)		31,580	1,339,932
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)		20,799	219,642
PGIM US Real Estate Fund (Class R6)		25,686	361,408
			2,078,547
Fixed Income — 19.0%
PGIM Core Conservative Bond Fund (Class R6)		42,809	363,448
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)		18,742	130,071
PGIM Quant Solutions Commodity Strategies Fund (Class R6)		45,712	316,787
PGIM TIPS Fund (Class R6)		21,924	181,973
			992,279
International Equity — 34.1%
PGIM Global Real Estate Fund (Class R6)		27,770	520,961
PGIM Jennison Global Infrastructure Fund (Class R6)		30,377	475,704
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)		12,919	156,968
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)		44,290	625,372
			1,779,005

Total Affiliated Mutual Funds (cost $4,766,780)(wa)			4,849,831
Unaffiliated Exchange-Traded Fund 3.9%
Vanguard Long-Term Bond ETF (cost $205,015)		2,927	205,739

TOTAL INVESTMENTS 99.9% (cost $5,127,762)			5,211,603
Other assets in excess of liabilities 0.1%			4,140

Net Assets 100.0%			$5,215,743

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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